Taxes on Income (Narratives) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2008	Dec. 31, 2023 USD ($)
Deferred income taxes [Line Items]
Income tax rate	23.00%	23.00%	23.00%	23.00%
Tax provision | ₪	₪ 47
Unreleased trapped earnings amount	₪ 950	$ 262,000,000
Carryforward tax losses of subsidiaries for which deferred taxes recorded			$ 384,000,000			$ 476,000,000
Carryforward tax losses for which deferred taxes were not recorded			109,000,000			$ 206,000,000
Capital losses for which deferred taxes were not recorded		$ 152,000,000	142,000,000
Royalty percentage for resources produced from the quarries	5.00%	5.00%
Amount of magnesium charge DSW per tone		$ 100
Percentage of revenue generates from bromine compounds sales	12.00%	12.00%
Percentage of revenue generates from downstream phosphate products sales	12.00%	12.00%
Amount of tax expenses for prior years			$ 188,000,000
IRELAND [Member]
Deferred income taxes [Line Items]
Reduced tax rate percentage					11.50%
Israel [Member] | Preferred Enterprises Located In Development Area [Member]
Deferred income taxes [Line Items]
Income tax rate	7.50%	7.50%
Israel [Member] | Preferred Enterprises Located In Rest Of Country [Member]
Deferred income taxes [Line Items]
Income tax rate	16.00%	16.00%